INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2014
Income (Loss) Before Income Taxes From Continuing Operations

Income before income taxes from continuing operations consisted of:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Non - PRC	(1,252)	(2,003)	(1,757)
PRC	11,825	19,364	29,218

	10,573	17,361	27,461

Current and Deferred Components of Income Tax Expense from Continuing Operations

The current and deferred components of the income tax expense from continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Current tax expense	2,074	3,107	3,988
Deferred tax expense	526	690	64

	2,600	3,797	4,052

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Income before taxes	10,573	17,361	27,461

Income tax expense computed a applicable tax rates of 25%	2,643	4,340	6,865
Effect of different tax rates in different jurisdictions	255	440	357
Non-deductible expenses	59	75	94
Effect of tax holidays	(1,037)	(1,740)	(2,888)
Effect of valuation allowances	51	194	33
Effect of tax rate changes	—	237	—
Withholding tax on undistributed earnings	629	251	373
Income tax reversal	—	—	(782)

	2,600	3,797	4,052

Effective income tax rate	24.59%	21.87%	14.76%

Aggregate Amount and per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

The aggregate amount of tax holidays	1,037	1,740	2,888

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.02

- Diluted	0.01	0.01	0.02

Components of Deferred Taxes from Continuing Operations

The components of deferred taxes from continuing operations are as follows:

	As of September 30,
	2013	2014
	US$	US$

Current deferred tax assets
Payroll payable	409	794
Accrued expenses	585	599
Allowance for doubtful accounts	518	546
Net operating loss carry-forwards	289	255

Total current deferred tax assets	1,801	2,194
Less: valuation allowance	(50)	(78)

Current deferred tax assets, net	1,751	2,116

Non-current deferred tax assets
Intangible assets	48	19
Property, plant and equipment	148	140
Net operating loss carry-forwards	372	314

Total non-current deferred tax assets	568	473
Less: valuation allowance	(262)	(268)

Non-current deferred tax assets, net	306	205

Non-current deferred tax liabilities
Intangible assets	78	39
Withholding tax on undistributed earnings	905	1,276

Total non-current deferred tax liabilities	983	1,315

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits

Balance - September 30, 2012	173
Foreign currency adjustment	4

Balance - September 30, 2013	177
Foreign currency adjustment	—

Balance - September 30, 2014	177